SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 222	$ 5
Additions, Charged to costs and expenses	0	140
Additions, Charges to other accounts	0	80
Deductions	(119)	(3)
Balance at end of period	$ 103	$ 222